Quarterly Holdings Report
for

Fidelity Freedom® Blend 2020 Fund

June 30, 2021

FBF-Y20-QTLY-0821
1.9892467.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,411,805	$46,451,366
Fidelity Series Commodity Strategy Fund (a)	4,176,498	23,263,096
Fidelity Series Large Cap Growth Index Fund (a)	1,683,833	29,618,621
Fidelity Series Large Cap Stock Fund (a)	1,655,991	32,788,622
Fidelity Series Large Cap Value Index Fund (a)	4,046,823	62,523,409
Fidelity Series Small Cap Opportunities Fund (a)	857,380	15,621,472
Fidelity Series Value Discovery Fund (a)	1,376,417	23,151,334
TOTAL DOMESTIC EQUITY FUNDS
(Cost $175,499,584)		233,417,920

International Equity Funds - 24.7%
Fidelity Series Canada Fund (a)	895,932	12,560,964
Fidelity Series Emerging Markets Fund (a)	685,354	8,361,314
Fidelity Series Emerging Markets Opportunities Fund (a)	2,797,240	75,133,879
Fidelity Series International Growth Fund (a)	1,498,198	29,304,745
Fidelity Series International Index Fund (a)	997,362	12,267,555
Fidelity Series International Small Cap Fund (a)	461,148	10,269,768
Fidelity Series International Value Fund (a)	2,613,394	29,191,608
Fidelity Series Overseas Fund (a)	2,146,027	29,250,348
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $154,143,589)		206,340,181

Bond Funds - 38.5%
Fidelity Series Corporate Bond Fund (a)	4,321,186	48,181,220
Fidelity Series Emerging Markets Debt Fund (a)	492,710	4,592,060
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	146,202	1,516,118
Fidelity Series Floating Rate High Income Fund (a)	99,588	921,190
Fidelity Series Government Bond Index Fund (a)	5,659,599	60,104,941
Fidelity Series High Income Fund (a)	551,588	5,289,730
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,523,579	60,648,899
Fidelity Series Investment Grade Bond Fund (a)	5,636,273	66,057,118
Fidelity Series Investment Grade Securitized Fund (a)	4,408,139	45,624,241
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,013,883	25,226,199
Fidelity Series Real Estate Income Fund (a)	274,507	3,189,768
TOTAL BOND FUNDS
(Cost $311,691,593)		321,351,484

Short-Term Funds - 8.9%
Fidelity Cash Central Fund 0.06% (b)	1,459	1,460
Fidelity Series Government Money Market Fund 0.08% (a)(c)	19,683,904	19,683,904
Fidelity Series Short-Term Credit Fund (a)	1,247,517	12,674,768
Fidelity Series Treasury Bill Index Fund (a)	4,159,219	41,592,188
TOTAL SHORT-TERM FUNDS
(Cost $73,763,337)		73,952,320
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $715,098,103)		835,061,905
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,397)
NET ASSETS - 100%		$835,050,508

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$101,460	$100,000	$--	$--	$1,460	0.0%
Total	$--	$101,460	$100,000	$--	$--	$1,460

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$43,379,480	$4,768,944	$6,410,468	$--	$374,827	$4,338,583	$46,451,366
Fidelity Series Canada Fund	10,364,641	1,736,816	541,386	--	18,387	982,506	12,560,964
Fidelity Series Commodity Strategy Fund	21,195,466	1,839,128	2,599,978	--	144,003	2,684,477	23,263,096
Fidelity Series Corporate Bond Fund	43,748,916	4,866,946	1,699,656	295,250	11,463	1,253,551	48,181,220
Fidelity Series Emerging Markets Debt Fund	4,175,479	464,330	159,369	48,185	936	110,684	4,592,060
Fidelity Series Emerging Markets Debt Local Currency Fund	1,395,685	127,868	55,283	--	370	47,478	1,516,118
Fidelity Series Emerging Markets Fund	8,431,739	752,067	1,179,346	--	9,944	346,910	8,361,314
Fidelity Series Emerging Markets Opportunities Fund	75,801,658	7,067,857	11,159,973	--	322,079	3,102,258	75,133,879
Fidelity Series Floating Rate High Income Fund	841,193	103,137	28,696	8,747	61	5,495	921,190
Fidelity Series Government Bond Index Fund	53,943,973	7,084,678	1,731,640	145,984	390	807,540	60,104,941
Fidelity Series Government Money Market Fund 0.08%	22,226,804	1,886,187	4,429,087	3,329	--	--	19,683,904
Fidelity Series High Income Fund	4,845,795	534,805	205,882	61,062	1,114	113,898	5,289,730
Fidelity Series Inflation-Protected Bond Index Fund	54,821,488	6,333,219	1,739,766	--	5,816	1,228,142	60,648,899
Fidelity Series International Growth Fund	25,489,613	4,063,007	2,521,437	--	97,312	2,176,250	29,304,745
Fidelity Series International Index Fund	10,641,626	1,712,951	631,227	--	13,057	531,148	12,267,555
Fidelity Series International Small Cap Fund	9,193,285	980,291	583,615	--	44,143	635,664	10,269,768
Fidelity Series International Value Fund	25,461,214	4,738,812	1,686,487	--	74,264	603,805	29,191,608
Fidelity Series Investment Grade Bond Fund	59,871,280	7,191,553	2,031,755	316,261	4,748	1,021,292	66,057,118
Fidelity Series Investment Grade Securitized Fund	41,948,596	5,009,197	1,539,850	22,213	30	206,268	45,624,241
Fidelity Series Large Cap Growth Index Fund	27,381,134	2,818,072	3,776,874	125,773	318,074	2,878,215	29,618,621
Fidelity Series Large Cap Stock Fund	29,905,279	3,334,988	2,611,379	--	317,022	1,842,712	32,788,622
Fidelity Series Large Cap Value Index Fund	57,124,220	6,557,619	4,086,977	--	271,324	2,657,223	62,523,409
Fidelity Series Long-Term Treasury Bond Index Fund	20,887,980	4,189,324	1,245,349	136,101	(114,359)	1,508,603	25,226,199
Fidelity Series Overseas Fund	25,532,703	4,205,851	2,516,832	--	289,668	1,738,958	29,250,348
Fidelity Series Real Estate Income Fund	2,902,692	266,944	132,175	4,445	907	151,400	3,189,768
Fidelity Series Short-Term Credit Fund	10,962,432	2,079,687	353,466	42,163	32	(13,917)	12,674,768
Fidelity Series Small Cap Opportunities Fund	14,446,187	1,843,606	1,077,737	--	65,057	344,359	15,621,472
Fidelity Series Treasury Bill Index Fund	35,318,191	7,423,480	1,149,483	6,732	--	--	41,592,188
Fidelity Series Value Discovery Fund	21,106,888	2,802,430	1,936,799	--	227,882	950,933	23,151,334
	$763,345,637	$96,783,794	$59,821,972	$1,216,245	$2,498,551	$32,254,435	$835,060,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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